Accrued Expenses and Other (Q1)	3 Months Ended
Mar. 31, 2021
Accrued Expenses and Other [Abstract]
Accrued Expenses and Other
17.	Accrued Expenses and Other

Accrued expenses and other consist of the following:

	March 31, 2021	December 31, 2020
Accrued expenses	$11,907	$11,749
Accrued compensation	7,337	9,513
Accrued professional services and other	4,070	3,569
Accrued business combination expense	846	1,510
Total accrued expenses and other	$24,160	$26,341